Inventory - Summary of the Components of Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 234	$ 191	$ 147
Work in process	586	507	446
Finished goods	1,008	1,012	902
Total	1,828	1,710	1,495
Less: allowance for inventory obsolescence	(69)	(193)	(126)
Inventory, net	$ 1,759	$ 1,517	$ 1,369